SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Ordinary shares of NIS 0.2 par value each	30,000,000	15,000,000
Ordinary shares of NIS 0.2 par value each, Issued and Outstanding	8,718,193	6,514,589
Ordinary shares par value	₪ 0.2	₪ 0.2